DIEGO A. ROTSZTAIN 212 450 4461 diego.rotsztain@dpw.com	450 LEXINGTON AVENUE NEW YORK, NY 10017 212 450 4000 FAX 212 450 3800	MENLO PARK WASHINGTON, D.C. LONDON PARIS FRANKFURT MADRID TOKYO BEIJING HONG KONG

December 14, 2007

Re:	Ultrapar Participações S.A.

Amendment No. 3 to Registration Statement on Form F-4

Filed October 1, 2007

File No. 333-146406

Form 20-F for the Fiscal Year Ended December 31, 2006

Filed June 7, 2007

File No. 1-14950

H. Christopher Owings

Assistant Director

Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 3561

100 F Street, N.E.

Washington, D.C. 20549-3561

Dear Mr. Owings:

On behalf of Ultrapar Participações S.A., a Brazilian corporation (“Ultrapar” or the “Company”), please find attached as Attachment A Ultrapar’s response to the comments provided by the staff (the “Staff”) of the Securities and Exchange Commission (the “SEC”) by letter dated December 13, 2007 (the “Comment Letter”) with respect to Ultrapar’s Registration Statement on Form F-4 (File No. 333-146406) (the “F-4”) filed on October 1, 2007.

Concurrently with the delivery of this letter to you, the Company has filed with the SEC via EDGAR Amendment No. 3 to the F-4 (“Amendment No. 3”), which reflects revisions to the disclosure contained in the F-4 to address the Staff’s comments contained in the Comment Letter, as well as other changes intended to clarify and supplement the Company’s disclosure.

H. Christopher Owings	December 14, 2007

Attachment A includes the Company’s responses to the Staff’s comments and supplementary information as indicated therein. In order to facilitate the Staff’s review, the Company has reproduced the captions and numbered comments from the Comment Letter in boldface text and the Company’s responses follow each comment. References to page numbers in the responses included in Attachment A are to the relevant pages of Amendment No. 3.

Very truly yours,

Diego A. Rotsztain

ATTACHMENT A

General

1.	We note your response to comment one in our letter dated October 31, 2007. Please revise the document to quantify any material variations discussed in the “Financial Information” section with respect to the period ended September 30, 2007. Please see the instructions to Item 8.A.5 to Form 20-F, in particular paragraph 3(b).

Disclosure which addresses the Staff’s comment has been added to page xii.

2.	We note your response to comment two in our letter dated October 31, 2007. Please provide this disclosure in your summary and in the body of your prospectus expand your discussion to provide additional disclosure regarding the relationship between the parties by quantifying the amount of business they conduct with one another.

Disclosure which addresses the Staff’s comment has been added to pages 2 and 63.

Calculation of Registration Fee

3.	We note your response to comment four in our letter dated October 31, 2007. Please add a risk factor that discloses that shareholders will not be receiving ADSs in connection with the transactions. In doing so, please explain the benefits of receiving ADSs that trade on the New York Stock Exchange as compared to receiving Preferred Stock that is listed on the BOVESPA stock exchange, including notice procedures and receipts of dividends. In an appropriate place in your prospectus, please briefly elaborate upon the steps shareholders would need to take in order to convert the preferred stock into ADSs.

Disclosure which addresses the Staff’s comment has been added to pages 4 and 57.

Questions and Answers about the Transaction, page xiii

4.	We note your response to comment 12 in our letter dated October 31, 2007. Please revise your discussion on page xvi to explain why RIPI shareholders may exercise their appraisal rights based on book value only. In addition to filing a copy as an exhibit, please also provide a summary of the KPMG report confirming the book value applicable to RIPI and DPPI preferred shares as of September 30, 2007.

Disclosure which addresses the Staff’s comment has been added to pages xvii and 98.

Unaudited Pro Forma Consolidated Financial Information, page 23

5.	We note your response to comment 17 in our letter dated October 31, 2007. We are not able to reconcile the pro forma fair value adjustment used for income statement purposes of 986,802 to the actual total amount recorded on balance sheet of 305,935 noted in the US GAAP reconciliation on page 26. We assume such differences relate to the negative goodwill allocated in the final step of the acquisition. If our assumption is correct, then please revise the pro forma income statement to reflect the actual fair value adjustments recorded under US GAAP. if our assumption is not correct, please explain and reconcile the differences.

In response to the Staff’s comment, we have adjusted the pro-forma reconciliation on page 45. Ultrapar respectfully advises the Staff that the change made to the reconciliation on page 45, results in a fair value adjustment of R$320,906 instead of the R$305,935 mentioned in comment five of the Staff’s letter. The difference is that the R$320,906 reflects the total fair value adjustment, whereas the R$305,935 included the amortization of the first step of the acquisition that occurred in the second quarter of 2007.

The Transaction, page 61

Description of the Transaction, page 64

6.	We note your response to comment 32 in our letter dated October 31, 2007. Please expand your disclosure to explain how the shares were purchases “not pursuant to the Target Companies Shareholders Agreement.” For example, we presume that the shares were purchased in negotiated transactions or similar transactions but please state this. Please also state why these shares were purchased outside of the Shareholders Agreement.

Disclosure which addresses the Staff’s comment has been added to page 64.

Deutsche Bank Valuation Report, page 71

7.	In your discussion of the Protocol and Justification, please explain exactly how the Boards determined that the Share Exchange is in the best interest of their respective companies. Summarize the content of the Protocol and Justification.

Disclosure which addresses the Staff’s comment has been added to page 70.

8.	We note your response to comment 36 in our letter dated October 31, 2007. Your response indicates that the boards of directors of the companies involved in the transaction are not required to make specific determination of fairness. Please revise your disclosure to so state.

Disclosure which addresses the Staff’s comment has been added to pages 72 and 89.

9.	We note your response to comment 38 in our letter dated October 31, 2007. We reissue our comment. Please add a discussion of the underlying quantified disclosure that you indicate was shared with Deutsche Bank on page 72. This comment also applies to the internal analyses shared with Credit Suisse.

Disclosure which addresses the Staff’s comment has been added to pages 72 and 90.

10.	We note your response to comment 41 in our letter dated October 31, 2007. We reissue our comment. Please provide the disclosure in your discussion here.

Disclosure which addresses the Staff’s comment has been added to page 76.

RIPI Preffered Stock Ownership of Directors and Executive Officers, page 163

11.	We note your response to comment 46 in our letter dated October 31, 2007. We can not find your revised disclosure on page 61 as indicated in your response. For this reason we reissue our prior comment.

Disclosure which addresses the Staff’s comment has been added to pages 51, 52 and 54.

Exhibits 8.1 and 8.2

12.	As you are using a short-form tax opinion, please revise the opinions of your counsels to confirm that the discussion in the prospectus under this subheading constitutes its opinion, as opposed to stating that “[i]n [their] opinion, the discussions…set forth the material U.S. federal income tax considerations” or “[w]e hereby confirm that the discussion…fairly summarizes the matters referred to therein…”

Revised tax opinions have been filed as exhibits 8.1 and 8.2 to the F-4.

***

In addition, as requested we acknowledge that:

•	Ultrapar is responsible for the adequacy and accuracy of the disclosure in its Form F-4 and its annual report on Form 20-F for the fiscal year ended December 31, 2006;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	Ultrapar may not assert Staff comments as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

Please do not hesitate to contact André Covre at 55-11-3177-6695 or Diego Rotsztain of Davis Polk & Wardwell at 212-450-4461 should you have any questions or comments regarding the foregoing.

Very truly yours,

Ultrapar Participações S.A.

cc:

Paul Dudek, Chief – Office of International

        Corporate Finance

Mara Ransom, Legal Branch Chief

Scott Anderegg, Staff Attorney

Michael Moran, Accounting Branch Chief

Robert Babula, Accountant

Andrés V. Gil

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